UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	Suite 500
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	November 11, 2002


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$265,463



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
American Intl Group            COM              026874107    12882   235500 SH       SOLE                            235500
Best Buy                       COM              086516101    17006   762250 SH       SOLE                            762250
Cardinal Health                COM              14149Y108    34178   549486 SH       SOLE                            549486
First Data                     COM              319963104    37187  1330500 SH       SOLE                           1330500
Genentech                      COM              368710406     4040   123800 SH       SOLE                            123800
Schlumberger Ltd               COM              806857108    17715   460608 SH       SOLE                            460608
Tenet Healthcare Corp          COM              88033G100    40738   823000 SH       SOLE                            823000
Texas Instruments              COM              882508104    18824  1274471 SH       SOLE                           1274471
United Parcel Service          COM              911312106    18415   294500 SH       SOLE                            294500
Wal-Mart Stores                COM              931142103    40206   816540 SH       SOLE                            816540
Walgreen                       COM              931422109    24271   789039 SH       SOLE                            789039